Income and expenses - Contract balances (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income and expenses
Trade receivables, included in 'trade and other receivables'	€ 53,505	€ 51,443	€ 42,814
Contract assets / Contracts in progress	637	643	495
Contract liabilities / deferred income/advances received on contracts	€ 50,390	€ 50,065	€ 39,324